Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Balance Sheet Components [Abstract]
Balance Sheet Components

Note 4 — Balance Sheet Components

Prepaid expenses and other current assets (in thousands)

	As of March 31, 2025	As of December 31, 2024
Prepaid legal	48	25
Prepaid insurance	32	37
Prepaid other	7	7
	$87	$69

Accrued Liabilities (in thousands)

	As of March 31, 2025	As of December 31, 2024
Accrued compensation	$(3,851)	$(3,472)
Accrued other liabilities	(253)	(496)
	$(4,104)	$(3,968)

Note 4 — Balance Sheet Components

Prepaid expenses and other current assets (in thousands)

	As of December 31, 2024	As of December 31, 2023
Employee advances	—	96
Prepaid legal	25	—
Prepaid insurance	37	—
Prepaid other	7	50
	$69	$146

Accrued Liabilities (in thousands)

	As of December 31, 2024	As of December 31, 2023
Accrued compensation	$(3,472)	$(1,960)
Accrued other liabilities	(496)	(391)
	$(3,968)	$(2,351)